LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases
2020	$ 4,127
2021	4,139
2022	4,153
2023	3,892
2024	3,600
Thereafter	12,568
Total undiscounted lease payments	32,479
Less: Imputed interest	(7,946)
Total lease liabilities	$ 24,533